Equity	12 Months Ended
Dec. 31, 2013
Equity
Equity

14.  Equity

During 2013, we acquired 410,000 shares of our outstanding common stock for $12.7 million, or an average of $30.93 per share, under our existing securities repurchase program. Also during 2013, we acquired 97,818 shares of our common stock for $3.1 million, or an average of $32.13 per share, from employees in connection with a net share settlement feature of employee equity awards. During 2012, we acquired 405,631 shares of our outstanding common stock for $9.8 million, or an average of $24.23 per share. During 2011, we acquired 2,449,768 shares of our outstanding common stock for $44.3 million, or an average of $18.07 per share. As of December 31, 2013, we have $85.6 million in authorization under the repurchase program.